RISK MANAGEMENT - Contractual maturities of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
2020
Disclosure Of Risk Management [Line Items]
Financial liabilities	$ 157,563,577	$ 143,020,905
Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	29,299,428	25,784,187
Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	10,036,790	14,136,767
Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	11,233,243	9,936,069
Demand deposit from customers [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial liabilities	93,570,234	85,275,330
Demand deposit from customers [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Demand deposit from customers [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Demand deposit from customers [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Time deposits from customers [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial liabilities	46,508,889	39,104,963
Time deposits from customers [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	14,550,816	14,120,231
Time deposits from customers [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	4,243,327	5,096,152
Time deposits from customers [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	2,235,994	2,037,330
Interbank deposits - Repurchase agreements [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial liabilities	2,660,153	3,132,911
Interbank deposits - Repurchase agreements [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	28,720	531,734
Interbank deposits - Repurchase agreements [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Interbank deposits - Repurchase agreements [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Borrowings from other financial institutions [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial liabilities	7,437,449	11,149,381
Borrowings from other financial institutions [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	3,332,957	2,952,158
Borrowings from other financial institutions [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	1,395,047	1,158,784
Borrowings from other financial institutions [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	1,450,059	1,844,290
Debt securities in issue [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial liabilities	3,944,412	3,721,909
Debt securities in issue [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	9,554,767	8,078,228
Debt securities in issue [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	3,740,529	7,489,901
Debt securities in issue [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	6,655,600	5,813,722
Derivative financial instruments [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial liabilities	3,442,440	636,410
Derivative financial instruments [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	1,832,167	101,836
Derivative financial instruments [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	657,888	391,930
Derivative financial instruments [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial liabilities	$ 891,590	$ 240,727